Semiannual Report June 30, 2000

LifeSpan Diversified
Income Portfolio

A Series of Panorama Series Portfolio, Inc.


[logo]OppenheimerFunds(R)
      The Right Way to Invest

Panorama Series Fund, Inc.--LifeSpan Portfolios

================================================================================
Objectives:

--------------------------------------------------------------------------------
Panorama LifeSpan Capital Appreciation Portfolio seeks long-term capital appreciation by investing in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration.

--------------------------------------------------------------------------------
Panorama LifeSpan Balanced Portfolio seeks a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds with slightly stronger emphasis on stocks.

--------------------------------------------------------------------------------
Panorama LifeSpan Diversified Income Portfolio seeks high current income with opportunities for capital appreciation by investing in a strategically allocated portfolio consisting primarily of bonds.

================================================================================
Narrative By Portfolio Management Team
The first half of this year was marked by a continuation of strong economic growth, inflationary pressures and a sharp increase in financial market volatility. In this environment, the Panorama LifeSpan Capital Appreciation, Balanced and Diversified Income Portfolios provided cumulative returns of 2.60%, 2.10% and 2.05%, respectively, for the six-month period that ended June 30, 2000.(1)
         During most of the first quarter, the U.S. stock market largely experienced a continuation of the trends that had begun in about mid-1999. Throughout this time, investors were drawn to the outstanding results being generated by a fairly narrow group of large-capitalization growth and technology issues. As a result, most other sectors languished. While daily fluctuations in the financial markets increased, downturns were typically viewed by investors as buying opportunities. This occurred against a backdrop of a series of interest-rate hikes that the Federal Reserve Board (the Fed) was implementing in an attempt to cool off the surging economy.
         However, with the prospects of rising inflation, continued interest-rate hikes and high stock valuations, investors began to flee the technology-heavy Nasdaq in mid-March. While other types of stocks were dragged down, the Nasdaq experienced the brunt of the decline. By the end of the second quarter the Nasdaq had fallen roughly 30% from its peak, and the Dow Jones Industrial Average was down approximately 10% from its high.
         Many international developed and emerging stock markets also fell during the reporting period. As in the United States, this was oftentimes fueled by declining technology stock prices. In Europe, the ongoing decline in the euro currency further hampered overall market returns. Despite strong economic fundamentals in many European countries, investors continued to favor the U.S. dollar, based on stronger relative growth rates in the United States.
         The bond markets also experienced their share of volatility. The strong economy and rising inflation led to generally poor performance in many areas, including corporate, mortgage-backed and emerging-markets securities. The market was also affected by the U.S. Treasury Department's program to buy back long-term debt. By reducing the supply of these issues it sought to reduce the interest cost of Treasury debt. This led to a sharp increase in demand for 30-year bonds, and higher long-term bond prices. An inverted yield curve resulted, in which long-term security yields were lower than their shorter-term counterparts. Normally, longer-term debt securities offer a yield premium in exchange for their higher interest-rate and market risks.
         In light of this unsettled market environment, we sought to enhance returns while limiting downside risk. Early in the reporting period, we were rewarded for our exposure to technology stocks. As the downward correction in this sector unfolded, we moved to protect gains by lowering our technology weightings. In the Capital Appreciation and Balanced Portfolios, where we generally hold international and domestic small-capitalizations stocks, we pared these holdings in favor of the better relative values we saw in growth and value stocks. Within those areas, we emphasized securities that we felt offered attractive valuations, given their prospects for appreciation. As always, please keep in mind that investing in foreign securities entails additional expenses and risks including foreign currency fluctuations.


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes.
1.Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.


2                    LifeSpan Diversified Income Portfolio

Panorama Series Fund, Inc.--LifeSpan Portfolios

================================================================================
Our best bond returns were generated by higher-quality issues, and all three Portfolios were rewarded for their concentration in U.S. Treasury obligations. Conversely, we generally lowered our exposure to high-yield bonds, as we believe issuers could face weakening operating results--and, consequently, a higher tendency to default--should the economy falter. Within the high-yield sector, we focused on growth-oriented issues that we believe could withstand an economic slowdown.
         Looking ahead, we expect to see increasing signs of more-moderate economic growth. Historically, rising interest rates ultimately lead to falling consumer and business spending, and slower growth. Should this occur, many market participants are hopeful that Federal Reserve interest-rate hikes may end sooner, rather than later. However, the question remains whether the Federal Reserve will be able to orchestrate a "soft landing," in which the economy would expand at a slower rate, while avoiding a recession. Until the direction of the economy becomes clearer, we expect to see a continuation of market volatility. As such, for all three Portfolios, we currently anticipate maintaining allocations that are fairly in line with those of their respective benchmarks.
         Overall, we continue to believe that our disciplined strategy of diversifying assets among a wide variety of U.S. and international stocks and bonds will serve shareholders well. We are also confident that all three Panorama LifeSpan Portfolios are well positioned, given current economic and market conditions.



                     LifeSpan Diversified Income Portfolio                3

Statement of Investments  June 30, 2000 (Unaudited)

                                                                                     Principal          Market Value
                                                                                     Amount             Note 1
====================================================================================================================
Asset-Backed Securities--1.4%
--------------------------------------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1998-B, Cl. A3, 5.95%, 11/15/02                                               $  195,206           $  194,230
--------------------------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed Certificates,
Series 1997-1, Cl. A, 6.25%, 8/25/05                                                    125,000              122,656
--------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/07(1)                                                 98,463               96,095
--------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1997-A, Cl. A-5, 6.80%, 2/15/05                                                  200,000              198,469
                                                                                                          ----------
Total Asset-Backed Securities (Cost $619,572)                                                                611,450

====================================================================================================================
Mortgage-Backed Obligations--3.6%
--------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                     250,000              245,000
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd.
Multiclass Mtg. Participation Certificates, 6%, 3/1/09                                  128,229              123,842
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 1542, Cl. QC, 11.91%-29.58%, 10/15/20(2)                                         749,749               64,426
Series 1583, Cl. IC, 12.83%, 1/15/20(2)                                                 230,301               17,344
Series 1661, Cl. PK, 8.20%-9.19%2, 11/15/06(1)(2)                                       185,125                3,471
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                              74,679               73,291
6.50%, 4/1/26                                                                           131,170              124,339
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Trust 1993-190, Cl. Z, 5.85%, 7/25/08                                      44,015               43,671
--------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                  174,024              158,525
--------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(3)                                                425,000              413,313
--------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 1999-QS12, Cl. M1, 7%, 9/25/14                                                   340,005              326,510
                                                                                                          ----------
Total Mortgage-Backed Obligations (Cost $1,619,733)                                                        1,593,732

====================================================================================================================
U.S. Government Obligations--34.3%
--------------------------------------------------------------------------------------------------------------------
Government Agency-Sponsored--7.1%
Federal Farm Credit Bank, Medium-Term Nts., 5.24%, 10/1/08                              225,000              198,554
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.57%, 8/17/00                                                  650,000              649,389
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., 5.125%, 2/13/04                                 2,450,000            2,299,545
                                                                                                          ----------
                                                                                                           3,147,488


4                    LifeSpan Diversified Income Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                     Principal          Market Value
                                                                                     Amount             Note 1
--------------------------------------------------------------------------------------------------------------------
Treasury--27.2%
U.S. Treasury Bonds:
6%, 2/15/26                                                                          $1,025,000          $ 1,002,258
7.50%, 11/15/16                                                                       1,465,000            1,650,415
STRIPS, 5.75%, 11/15/18(4)                                                            2,300,000              740,076
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06                                                                         550,000              533,500
5.625%, 5/15/08                                                                         625,000              602,930
5.75%, 8/15/03                                                                        2,450,000            2,408,656
6.125%, 8/15/07                                                                         800,000              795,500
6.50%, 8/15/05                                                                        1,375,000            1,390,040
7.50%, 11/15/01                                                                       2,925,000            2,963,391
                                                                                                         -----------
                                                                                                           8,394,017
                                                                                                         -----------
Total U.S. Government Obligations (Cost $15,755,869)                                                      15,234,254

====================================================================================================================
Corporate Bonds and Notes--28.6%
--------------------------------------------------------------------------------------------------------------------
Chemicals--1.1%
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07(1)(5)(6)                50,000               10,750
--------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875% Sec. Nts., Series B, 5/1/07                               100,000               99,000
--------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                   75,000               83,155
--------------------------------------------------------------------------------------------------------------------
Rexene Corp., 11.75% Sr. Nts., 12/1/04(1)                                                75,000               76,500
--------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                            150,000              152,066
--------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                       50,000               42,750
                                                                                                         -----------
                                                                                                             464,221
--------------------------------------------------------------------------------------------------------------------
Consumer Durables--0.4%
Black & Decker Corp., 6.625% Nts., 11/15/00                                             155,000              154,746
--------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.2%
Revlon Consumer Products Corp., 8.625% Sr. Unsec. Sub. Nts., 2/1/08                      50,000               25,500
--------------------------------------------------------------------------------------------------------------------
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                             50,000               48,000
                                                                                                         -----------
                                                                                                              73,500
--------------------------------------------------------------------------------------------------------------------
Energy--1.6%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd.,
11.50% Sr. Unsec. Nts., 11/1/04                                                          35,000               29,575
--------------------------------------------------------------------------------------------------------------------
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                  95,000               96,862
--------------------------------------------------------------------------------------------------------------------
Crown Central Petroleum Corp., 10.875% Sr. Nts., 2/1/05                                  50,000               43,625
--------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                            50,000               50,250
--------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                     125,000              115,625
--------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                   75,000               71,294
--------------------------------------------------------------------------------------------------------------------
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                       100,000               98,226
--------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                          75,000               71,578
--------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08(1)                                     50,000               24,812
--------------------------------------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B, 10/15/04                           50,000               32,250
--------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                      75,000               69,703
                                                                                                         -----------
                                                                                                             703,800


                     LifeSpan Diversified Income Portfolio                 5

Statement of Investments  (Unaudited) (Continued)

                                                                                       Principal        Market Value
                                                                                       Amount           Note 1
--------------------------------------------------------------------------------------------------------------------
Financial--7.4%
Aetna Industries, Inc., 11.875% Sr. Nts., 10/1/06                                      $ 50,000           $   40,250
--------------------------------------------------------------------------------------------------------------------
American General Institutional Capital, 8.125% Bonds, Series B, 3/15/46(7)               75,000               70,801
--------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                                         90,000               87,940
--------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                            310,000              309,729
--------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                       150,000               63,750
--------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Unsec. Mandatory Par Put Remarketed Securities, 6/15/01            250,000              198,750
--------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Medium-Term Nts., Series D, 3/1/01                  250,000              248,314
--------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                               125,000              122,388
--------------------------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                145,000              148,284
--------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.:
5.77% Nts., Series A, 8/27/01                                                           225,000              221,574
7.25% Nts., Series A, 2/1/05                                                            600,000              601,788
--------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                   250,000              247,815
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.50% Sr. Unsec. Unsub. Nts., 1/28/05                  400,000              398,521
--------------------------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                                          225,000              218,639
--------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                   250,000              239,274
--------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06                                50,000               49,625
                                                                                                          ----------
                                                                                                           3,267,442
--------------------------------------------------------------------------------------------------------------------
Food & Drug--0.8%
Jitney-Jungle Stores of America, Inc., 10.375% Sr. Sub. Nts., 9/15/07(1)(5)(6)           50,000                1,000
--------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                       50,000               47,500
--------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 9.625% Sr. Sub. Nts., 5/1/03(5)(6)                                50,000               35,250
--------------------------------------------------------------------------------------------------------------------
Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05                                  100,000               98,326
--------------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 10.75% Sr. Nts., 8/15/06                                 50,000               44,250
--------------------------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                         150,000              140,758
                                                                                                          ----------
                                                                                                             367,084
--------------------------------------------------------------------------------------------------------------------
Food/Tobacco--1.0%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06(5)(6)                      50,000                2,625
--------------------------------------------------------------------------------------------------------------------
Dole Food Co., 6.75% Nts., 7/15/00                                                      150,000              149,874
--------------------------------------------------------------------------------------------------------------------
Eagle Family Foods, Inc., 8.75% Sr. Sub. Nts., 1/15/08(1)                                50,000               29,750
--------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                       225,000              222,552
--------------------------------------------------------------------------------------------------------------------
Premier International Foods plc, 12% Sr. Nts., 9/1/09(7)                                 50,000               45,000
                                                                                                          ----------
                                                                                                             449,801
--------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.6%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07(8)                                      50,000               49,875
--------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                               75,000               73,447
--------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05                                        75,000               61,125
--------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 11.50% Sr. Sec. Nts., 6/1/04                                 100,000              101,000
                                                                                                          ----------
                                                                                                             285,447


6                    LifeSpan Diversified Income Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                       Principal        Market Value
                                                                                       Amount           Note 1
--------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--2.1%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06                            $ 50,000             $ 42,250
--------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr. Sub. Nts., Series B, 8/1/04                          50,000               50,500
--------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Unsec. Sub. Nts., Series D, 10/15/07       50,000               45,500
--------------------------------------------------------------------------------------------------------------------
Booth Creek Ski Holdings, Inc., 12.50% Sr. Unsec. Nts., Series B, 3/15/07                50,000               36,250
--------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03                  75,000               79,875
--------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                           50,000               47,125
--------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                       50,000               46,125
--------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                             50,000               51,250
--------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05                                  50,000               46,500
--------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                      50,000               50,000
--------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                      50,000               49,500
--------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                 50,000               49,750
--------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                              50,000               46,500
--------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.125% Sr. Nts., 1/1/06                                 75,000               71,625
--------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Unsec. Sub. Nts., 12/15/05                    50,000               47,125
--------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.75% Sr. Sub. Nts., 4/1/07                                     75,000               72,750
--------------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00(1)                              50,000               49,875
--------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                      50,000               50,250
                                                                                                            --------
                                                                                                             932,750
--------------------------------------------------------------------------------------------------------------------
Healthcare--0.9%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                     145,000              141,405
--------------------------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                  50,000               23,750
--------------------------------------------------------------------------------------------------------------------
ICN Pharmaceutical, Inc., 9.75% Sr. Nts., 11/15/08(7)                                    50,000               49,500
--------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts., 8/15/06(5)(6)                     50,000               11,250
--------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., 7/15/04                                         50,000               48,500
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                                          100,000               92,000
9.25% Sr. Nts., 9/1/10(7)                                                                50,000               50,625
                                                                                                            --------
                                                                                                             417,030
--------------------------------------------------------------------------------------------------------------------
Information Technology--0.1%
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                   50,000               46,000
--------------------------------------------------------------------------------------------------------------------
Manufacturing--0.9%
Jackson Products, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/15/05(1)                           50,000               45,250
--------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07(1)                           50,000               46,000
--------------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                             50,000               31,250
--------------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc./USI American Holdings, Inc./USI Global Corp.,
7.125% Sr. Unsec. Nts., 10/15/03                                                        275,000              269,113
                                                                                                            --------
                                                                                                             391,613


                     LifeSpan Diversified Income Portfolio                 7

Statement of Investments  (Unaudited) (Continued)

                                                                                       Principal        Market Value
                                                                                       Amount           Note 1
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--0.4%
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                  $ 50,000             $ 46,312
--------------------------------------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub. Nts., Series B, 7/1/08      75,000               66,750
--------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                               75,000               72,000
                                                                                                            --------
                                                                                                             185,062
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--1.7%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                           50,000               42,375
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                50,000               50,250
--------------------------------------------------------------------------------------------------------------------
Century Communications Corp., Zero Coupon Sr. Disc. Nts., Series B, 8.50%, 1/15/08(4)    50,000               20,750
--------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(9)                                                50,000               28,500
8.625% Sr. Unsec. Nts., 4/1/09                                                           50,000               44,188
--------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 9.375% Sr. Sub. Nts., Series B, 8/1/09                              50,000               43,875
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06                                           75,000               78,719
--------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(9)                    75,000               70,313
--------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07(1)(9)                50,000               38,375
--------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(9)                      100,000               53,500
--------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                       50,000               48,250
--------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04                              50,000               48,250
--------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(9)                                                       50,000               47,625
9.625% Sr. Debs., 10/1/06                                                                50,000               47,000
--------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(9)     100,000               70,500
                                                                                                            --------
                                                                                                             732,470
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.4%
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub. Nts., 3/15/07              50,000               49,500
--------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                     50,000               48,250
--------------------------------------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06(1)                               50,000               48,250
--------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                      50,000               50,125
                                                                                                            --------
                                                                                                             196,125
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--3.5%
360networks, Inc., 12% Sr. Unsec. Sub. Nts., 8/1/09                                      50,000               47,500
--------------------------------------------------------------------------------------------------------------------
Advanstar Communications, Inc., 9.25% Sr. Sub. Nts., 5/1/08                             100,000               96,500
--------------------------------------------------------------------------------------------------------------------
CapRock Communications Corp., 11.50% Sr. Unsec. Nts., 5/1/09                             50,000               45,250
--------------------------------------------------------------------------------------------------------------------
Carrier1 International SA, 13.25% Sr. Nts., Series B, 2/15/09                            50,000               48,875
--------------------------------------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts., 8/15/06                               50,000               47,625
--------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 0%/13% Sr. Disc. Nts., 11/1/05(1)(9)                       50,000               23,750
--------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                     50,000               49,750
--------------------------------------------------------------------------------------------------------------------
Galaxy Telecom LP, 12.375% Sr. Sub. Nts., 10/1/05                                        75,000               65,250
--------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.125% Sr. Nts., 11/15/06(7)                              50,000               48,125
--------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(9)                               50,000               17,250


8                    LifeSpan Diversified Income Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                       Principal        Market Value
                                                                                       Amount           Note 1
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
Hermes Europe Railtel BV, 10.375% Sr. Unsec. Nts., 1/15/09                             $ 50,000           $   41,000
--------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07(1)(9)                             75,000               51,844
--------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(9)   100,000               92,750
--------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 9% Sr. Sub. Nts., 4/15/08(1)                                   50,000               50,250
--------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                             50,000               45,125
--------------------------------------------------------------------------------------------------------------------
Logix Communications Enterprises, Inc., 12.25% Sr. Unsec. Nts., 6/15/08(1)               50,000               20,000
--------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08                  50,000               49,500
--------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                            50,000               47,250
--------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(9)           50,000               42,078
--------------------------------------------------------------------------------------------------------------------
RCN Corp., 0%/11.125% Sr. Unsec. Nts., 10/15/07(9)                                       50,000               31,500
--------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08                                   50,000               32,750
--------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                 50,000               39,000
--------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                         50,000               48,625
--------------------------------------------------------------------------------------------------------------------
US West Capital Funding, Inc., 6.125% Nts., 7/15/02                                     225,000              220,231
--------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                                           275,000              269,425
                                                                                                          ----------
                                                                                                           1,571,203
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.7%
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05(9)                     50,000               51,875
--------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts., Series B, 6/1/06(9)           50,000               46,375
--------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 0%/9.95% Sr. Disc. Nts., 2/15/08(9)                         50,000               36,875
--------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                            50,000               48,750
--------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts., 8/15/06                  50,000               53,835
--------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07(1)                                  50,000               51,250
                                                                                                          ----------
                                                                                                             288,960
--------------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.6%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                                50,000               48,250
--------------------------------------------------------------------------------------------------------------------
Alcan Aluminium Ltd., 9.625% Debs., 7/15/19                                              35,000               34,998
--------------------------------------------------------------------------------------------------------------------
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05                                     50,000               43,750
--------------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B, 4/15/03(5)(6)       50,000                4,750
--------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                     50,000               41,250
--------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                          75,000               63,000
--------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                         25,000               23,375
                                                                                                          ----------
                                                                                                             259,373
--------------------------------------------------------------------------------------------------------------------
Retail--0.6%
Federated Department Stores, Inc., 6.125% Cv. Sub. Nts., 9/1/01(3)                      225,000              220,631
--------------------------------------------------------------------------------------------------------------------
K Mart Corp., 7.75% Debs., 10/1/12                                                       50,000               42,607
                                                                                                          ----------
                                                                                                             263,238


                     LifeSpan Diversified Income Portfolio                 9

Statement of Investments  (Unaudited) (Continued)

                                                                                       Principal        Market Value
                                                                                       Amount           Note 1
--------------------------------------------------------------------------------------------------------------------
Service--2.4%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09(9)                           $100,000             $ 42,500
--------------------------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts., Series B, 4/15/08                 50,000               41,500
--------------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B, 4/1/02                  50,000               50,375
--------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06                                              50,000               50,813
--------------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B, 10/15/04(1)(5)(6)               50,000               10,000
--------------------------------------------------------------------------------------------------------------------
Flooring America, Inc., 9.25% Sr. Sub. Nts., Series B, 10/15/07(1)                       37,000               21,275
--------------------------------------------------------------------------------------------------------------------
Grove Holdings LLC/Grove Holdings Capital, Inc.,
0%/11.625% Sr. Unsec. Disc. Debs., 5/1/09(9)                                            100,000                7,875
--------------------------------------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts., 5/1/07(1)                              50,000               47,750
--------------------------------------------------------------------------------------------------------------------
Mrs. Fields Holding Co., 0%/14% Sr. Sec. Disc. Nts., 12/1/05(7)(9)                      100,000               43,500
--------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B, 7/1/08                        75,000               73,125
--------------------------------------------------------------------------------------------------------------------
Production Resource Group LLC/PRG Finance Corp., 11.50% Sr. Unsec. Sub. Nts., 1/15/08    50,000               10,500
--------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(5)(6)                                 50,000                1,250
--------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, Timber Collaterized Nts., Series B, Cl. A-1, 6.55%, 7/20/28     195,408              186,279
--------------------------------------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/08(1)                         75,000               61,969
--------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                     75,000               75,619
--------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs., 6/1/08(1)(9)                      100,000               36,500
--------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.125% Unsec. Nts., 6/15/01                                250,000              246,912
--------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                           70,000               66,682
                                                                                                         -----------
                                                                                                           1,074,424
--------------------------------------------------------------------------------------------------------------------
Transportation--0.9%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                      50,000               12,750
--------------------------------------------------------------------------------------------------------------------
Canadian Airlines Corp., 12.25% Sr. Nts., 8/1/06(5)(6)                                   50,000                7,250
--------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 10% Sr. Sub. Nts., Series B, 1/15/07(1)           50,000               48,875
--------------------------------------------------------------------------------------------------------------------
CSX Corp., 7.05% Debs., 5/1/02                                                           85,000               84,056
--------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                 150,000              116,076
--------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                              75,000               72,938
--------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07                 50,000               43,750
--------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06                                  50,000               19,750
                                                                                                         -----------
                                                                                                             405,445
--------------------------------------------------------------------------------------------------------------------
Utility--0.3%
AES Corp. (The), 8.50% Sr. Sub. Nts., 11/1/07                                            50,000               45,875
--------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                         100,000               95,178
                                                                                                         -----------
                                                                                                             141,053
                                                                                                         -----------
Total Corporate Bonds and Notes (Cost $14,210,417)                                                        12,670,787


10                   LifeSpan Diversified Income Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                        Market Value
                                                                                          Shares        Note 1
====================================================================================================================
Preferred Stocks--0.1%
--------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Cum., Series D, Non-Vtg.(1) (Cost $50,000)                              500           $   48,125

====================================================================================================================
Common Stocks--23.8%
--------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.0%
General Dynamics Corp.                                                                    6,500              339,625
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                    1,800              119,250
                                                                                                          ----------
                                                                                                             458,875
--------------------------------------------------------------------------------------------------------------------
Chemicals--0.7%
Air Products & Chemicals, Inc.                                                            2,700               83,194
--------------------------------------------------------------------------------------------------------------------
Dexter Corp.                                                                              3,900              187,200
--------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                          2,834               36,842
                                                                                                          ----------
                                                                                                             307,236
--------------------------------------------------------------------------------------------------------------------
Consumer Durables--0.3%
Stanley Works (The)                                                                       4,900              116,375
--------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.3%
Kimberly-Clark Corp.                                                                      2,200              126,225
--------------------------------------------------------------------------------------------------------------------
Energy--3.6%
Abraxas Petroleum Corp.(6)                                                                2,980                4,470
--------------------------------------------------------------------------------------------------------------------
BP Amoco plc, ADR                                                                         8,540              483,044
--------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                             2,500              212,031
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                         5,884              461,894
--------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                          2,300              136,706
--------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                4,700               98,994
--------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                    3,100              157,131
--------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                              1,000               53,250
                                                                                                          ----------
                                                                                                           1,607,520
--------------------------------------------------------------------------------------------------------------------
Financial--6.4%
Aegon NV                                                                                  4,164              148,342
--------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                            3,600               80,100
--------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                    1,500               91,500
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                     3,600              154,800
--------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                            2,900               77,031
--------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                     4,800              141,000
--------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                     3,150              145,097
--------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                               1,100               67,650
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                           3,000              180,750
--------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                            3,577               98,591
--------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                1,600               83,500
--------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                         3,700               91,806
--------------------------------------------------------------------------------------------------------------------
Firstar Corp.                                                                               900               18,956
--------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                             4,684               79,921
--------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                     6,400               39,200
--------------------------------------------------------------------------------------------------------------------
HSB Group, Inc.                                                                           3,750              116,719
--------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                     1,500               84,656


                     LifeSpan Diversified Income Portfolio                 11

Statement of Investments  (Unaudited) (Continued)

                                                                                                        Market Value
                                                                                         Shares         Note 1
--------------------------------------------------------------------------------------------------------------------
Financial  (continued)
Lincoln National Corp.                                                                    3,200           $  115,600
--------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                 900               93,994
--------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                    5,300              193,119
--------------------------------------------------------------------------------------------------------------------
MetLife, Inc.(6)                                                                          2,000               42,125
--------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                              3,100              145,312
--------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp., Cl. B                                                    2,817               71,657
--------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                        700               11,627
--------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                             640                4,680
--------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                          50                1,706
--------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                      1,600               73,100
--------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                         3,000               55,687
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                              300               16,275
--------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                   1,300               37,537
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                           3,100              120,125
--------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                    2,600              140,725
                                                                                                          ----------
                                                                                                           2,822,888
--------------------------------------------------------------------------------------------------------------------
Food & Drug--0.1%
SUPERVALU, Inc.                                                                           2,300               43,844
--------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.6%
Anheuser-Busch Cos., Inc.                                                                   600               44,812
--------------------------------------------------------------------------------------------------------------------
Bestfoods                                                                                 1,000               69,250
--------------------------------------------------------------------------------------------------------------------
ConAgra, Inc.                                                                             2,100               40,031
--------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                          1,400               61,250
--------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                            2,200               42,487
                                                                                                          ----------
                                                                                                             257,830
--------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.3%
Georgia Pacific Group/Timber Group                                                        1,000               21,625
--------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                          2,200               94,600
                                                                                                          ----------
                                                                                                             116,225
--------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--0.2%
Mattel, Inc.                                                                              7,000               92,312
--------------------------------------------------------------------------------------------------------------------
Healthcare--0.9%
American Home Products Corp.                                                              2,200              129,250
--------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                1,800              126,562
--------------------------------------------------------------------------------------------------------------------
Mallinckrodt, Inc.                                                                        3,400              147,688
                                                                                                          ----------
                                                                                                             403,500
--------------------------------------------------------------------------------------------------------------------
Manufacturing--0.7%
Minnesota Mining & Manufacturing Co.                                                      1,500              123,750
--------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                        4,700               76,375
--------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                              2,300               72,450
--------------------------------------------------------------------------------------------------------------------
ROHN Industries, Inc.(6)                                                                 12,000               50,625
                                                                                                          ----------
                                                                                                             323,200


12                   LifeSpan Diversified Income Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                        Market Value
                                                                                          Shares        Note 1
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.8%
Deluxe Corp.                                                                              3,400          $    80,113
--------------------------------------------------------------------------------------------------------------------
Harcourt General, Inc.                                                                    2,500              135,938
--------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                       2,300              122,331
                                                                                                         -----------
                                                                                                             338,382
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--0.7%
ALLTEL Corp.                                                                              4,000              247,750
--------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                1,300               41,113
--------------------------------------------------------------------------------------------------------------------
Globix Corp.(1)(6)                                                                          704               20,415
--------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B(6)                                                429               15,498
                                                                                                         -----------
                                                                                                             324,776
--------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.3%
Price Communications Corp.(6)                                                             6,180              145,616
--------------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.1%
Carpenter Technology Corp.                                                                3,100               65,488
--------------------------------------------------------------------------------------------------------------------
Retail--0.8%
Brown Shoe Co., Inc.                                                                      6,400               83,200
--------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                                         1,500               30,000
--------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                   700               16,800
--------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                       2,600               84,825
--------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                      5,800              122,888
                                                                                                         -----------
                                                                                                             337,713
--------------------------------------------------------------------------------------------------------------------
Transportation--0.6%
GATX Corp.                                                                                8,200              278,800
--------------------------------------------------------------------------------------------------------------------
Utility--5.4%
BellSouth Corp.                                                                           2,600              110,825
--------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                            5,400               84,038
--------------------------------------------------------------------------------------------------------------------
CP&L Energy, Inc.                                                                           900               28,744
--------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                         5,186              292,361
--------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp.                                                                     11,700              595,969
--------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                           3,900              193,050
--------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                             5,000              112,500
--------------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                                         3,200              113,000
--------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                     3,700              180,375
--------------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                               3,100              101,138
--------------------------------------------------------------------------------------------------------------------
Peco Energy Co.                                                                           2,700              108,844
--------------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                                1,300               32,500
--------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                     1,600               55,400
--------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                             7,000              135,625
--------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                      3,400              100,513
--------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                 1,400               41,300
--------------------------------------------------------------------------------------------------------------------
Unicom Corp.                                                                              1,500               58,031
--------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                   3,900               60,450
                                                                                                         -----------
                                                                                                           2,404,663
                                                                                                         -----------
Total Common Stocks (Cost $10,303,540)                                                                    10,571,468


                     LifeSpan Diversified Income Portfolio                 13

Statement of Investments  (Unaudited) (Continued)

                                                                                                        Market Value
                                                                                     Units              Note 1
====================================================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp. Wts., Exp. 11/1/04(1)                                             2,980          $     2,980
--------------------------------------------------------------------------------------------------------------------
Arcadia Financial Ltd. Wts., Exp. 3/15/07                                                    50                   --
--------------------------------------------------------------------------------------------------------------------
Carrier1 International SA Wts., Exp. 2/15/09(1)                                              50                  200
--------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08(1)                                                     300                7,800
--------------------------------------------------------------------------------------------------------------------
Mrs. Fields Holdings, Inc. Wts., Exp. 12/31/49                                              100                1,050
                                                                                                         -----------
Total Rights, Warrants and Certificates (Cost $447)                                                           12,030

                                                                                     Principal
                                                                                     Amount
====================================================================================================================
Repurchase Agreements--7.0%
--------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank,
6.55%, dated 6/30/00, to be repurchased at $3,128,707 on 7/3/00, collateralized by U.S. Treasury Nts., 5.625%, 2/15/06, with a value of
$3,197,105 (Cost $3,127,000)                                                         $3,127,000            3,127,000

--------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $45,686,578)                                             98.8%          43,868,846
--------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                             1.2              517,024
                                                                                     ----------          -----------
Net Assets                                                                                100.0%         $44,385,870
                                                                                     ==========          ===========

1. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. Represents the current interest rate for a variable or increasing rate security.
4. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
5. Issuer is in default.
6. Non-income-producing security.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $307,551 or 0.69% of the Portfolios net assets as of June 30, 2000.
8. Interest or dividend is paid in kind.
9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.


14                   LifeSpan Diversified Income Portfolio

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

===========================================================================================
Assets
Investments, at value (cost $45,686,578)--see accompanying statement            $43,868,846
-------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                          599,086
Other                                                                                   840
                                                                                -----------
Total assets                                                                     44,468,772

===========================================================================================
Liabilities
Bank overdraft                                                                        5,097
-------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                     60,806
Shareholder reports                                                                  12,306
Directors' compensation                                                                 671
Transfer and shareholder servicing agent fees                                           161
Other                                                                                 3,861
                                                                                -----------
Total liabilities                                                                    82,902

===========================================================================================
Net Assets                                                                      $44,385,870
                                                                                ===========
===========================================================================================
Composition of Net Assets
Par value of shares of capital stock                                            $    42,791
-------------------------------------------------------------------------------------------
Additional paid-in capital                                                       45,360,377
-------------------------------------------------------------------------------------------
Undistributed net investment income                                               1,232,230
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments transactions                          (474,228)
-------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                       (1,775,300)
                                                                                -----------
Net assets--applicable to 42,791,350 shares of capital stock outstanding        $44,385,870
                                                                                ===========
===========================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share              $1.04


See accompanying Notes to Financial Statements.


                     LifeSpan Diversified Income Portfolio                15

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

=============================================================================
Investment Income
Interest                                                          $ 1,289,272
-----------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $204)                  160,441
                                                                  -----------
Total income                                                        1,449,713

=============================================================================
Expenses
Management fees                                                       166,306
-----------------------------------------------------------------------------
Shareholder reports                                                    10,286
-----------------------------------------------------------------------------
Accounting service fees                                                 3,039
-----------------------------------------------------------------------------
Directors' compensation                                                 1,092
-----------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                           1,027
-----------------------------------------------------------------------------
Custodian fees and expenses                                               887
-----------------------------------------------------------------------------
Other                                                                   8,652
                                                                  -----------
Total expenses                                                        191,289
Less expenses paid indirectly                                            (842)
                                                                  -----------
Net expenses                                                          190,447

=============================================================================
Net Investment Income                                               1,259,266

=============================================================================
Realized and Unrealized Loss
Net realized loss on investments                                     (279,041)
-----------------------------------------------------------------------------
Net change in unrealized depreciation investments                    (409,570)
                                                                  -----------
Net realized and unrealized loss                                     (688,611)

=============================================================================
Net Increase in Net Assets Resulting from Operations              $   570,655
                                                                  ===========

See accompanying Notes to Financial Statements.


16                    LifeSpan Diversified Income Portfolio

Statements of Changes in Net Assets

                                                                   Six Months Ended     Year Ended
                                                                   June 30, 2000        December 31,
                                                                   (Unaudited)          1999
===================================================================================================
Operations
Net investment income                                              $ 1,259,266          $ 2,542,584
---------------------------------------------------------------------------------------------------
Net realized gain (loss)                                              (279,041)             116,628
---------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                 (409,570)          (2,769,970)
                                                                   -----------          -----------
Net increase (decrease) in net assets resulting from operations        570,655             (110,758)

===================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                (2,563,307)          (2,157,524)
---------------------------------------------------------------------------------------------------
Distributions from net realized gain                                  (303,230)            (562,664)

===================================================================================================
Capital Stock Transactions
Net increase in net assets resulting from
capital stock transactions                                             647,929            5,185,688

===================================================================================================
Net Assets
Total increase (decrease)                                           (1,647,953)           2,354,742
---------------------------------------------------------------------------------------------------
Beginning of period                                                 46,033,823           43,679,081
                                                                   -----------          -----------
End of period (including undistributed net investment
income of $1,232,230 and $2,536,271, respectively)                 $44,385,870          $46,033,823
                                                                   ===========          ===========

See accompanying Notes to Financial Statements.


                     LifeSpan Diversified Income Portfolio                 17

Financial Highlights

                                                Six Months
                                                Ended June 30,     Year Ended December 31,
                                                2000 (Unaudited)   1999         1998         1997        1996(1)      1995(2)
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period              $1.09              $1.17        $1.18        $1.10       $1.04        $1.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .03                .06          .06          .06         .06          .02
Net realized and unrealized gain (loss)            (.01)              (.07)          --          .07         .01          .04
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations      .02               (.01)         .06          .13         .07          .06
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.06)              (.06)        (.06)        (.05)       (.01)        (.02)
Distributions from net realized gain               (.01)              (.01)        (.01)          --(3)       --           --
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.07)              (.07)        (.07)        (.05)       (.01)        (.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.04              $1.09        $1.17        $1.18       $1.10        $1.04
                                                  =====              =====        =====        =====       =====        =====

=============================================================================================================================
Total Return, at Net Asset Value(4)                2.05%             (0.85)%       4.88%       12.51%       6.93%        5.69%

=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)        $44,386            $46,034      $43,679      $34,116     $25,274      $21,176
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $44,582            $45,754      $38,422      $28,503     $22,854      $20,364(5)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(6)
Net investment income                              5.68%              5.56%        5.62%        5.88%       5.84%        5.11%
Expenses                                           0.86%              0.83%        0.84%(7)     0.86%(7)    1.07%(7)     1.50%(7)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               4%                22%          36%          34%         80%          41%


1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
3. Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect for all periods shown.
5. This information is not covered by the auditors' opinion.
6. Annualized for periods of less than one full year.
7. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


18                     LifeSpan Diversified Income Portfolio

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
LifeSpan Diversified Income Portfolio (the Portfolio) is a series of Panorama Series Portfolio, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek high current income, with opportunities for capital appreciation, by investing in a strategically allocated portfolio consisting primarily of bonds. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Security Credit Risk. The Portfolio invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Portfolio may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2000, securities with an aggregate market value of $84,125, representing 0.19% of the Portfolio's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.


                     LifeSpan Diversified Income Portfolio                19

================================================================================
1. Significant Accounting Policies   (continued)
Dividend and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Portfolio.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Portfolio has authorized 250 million shares of $0.001 par value of capital stock. Transactions in shares of capital stock were as follows:

                                              Six Months Ended June 30, 2000            Year Ended December 31, 1999
                                              --------------------------------          -------------------------------
                                              Shares               Amount               Shares              Amount
-----------------------------------------------------------------------------------------------------------------------
Sold                                           1,249,771           $ 1,325,841           6,696,528          $ 7,490,719
Dividends and/or distributions reinvested      2,810,330             2,866,537           2,495,585            2,720,188
Redeemed                                      (3,329,170)           (3,544,449)         (4,547,129)          (5,025,219)
                                              ----------           -----------          ----------          -----------
Net increase                                     730,931           $   647,929           4,644,984          $ 5,185,688
                                              ==========           ===========          ==========          ===========

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $4,980,330 and $1,637,757, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are 0.75% of the Portfolio's average daily net assets up to $250 million and 0.65% of net assets over $250 million. The Portfolio's management fee for the six months ended June 30, 2000 was an annualized rate of 0.75%, before any waiver by the Manager.


20                     LifeSpan Diversified Income Portfolio

================================================================================
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Portfolio and is responsible for maintaining the shareholder registry and shareholder accounting records for the Portfolio. OFS provides these services for cost.

================================================================================
5. Illiquid or Restricted Securities
As of June 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2000 was $973,111, which represents 2.19% of the Portfolio's net assets, of which $20,415 is considered restricted. Information concerning restricted securities is as follows:

                                                                        Valuation
                              Acquisition          Cost                 Per Unit as of
Security                      Date                 Per Unit             June 30, 2000
--------------------------------------------------------------------------------------
Globix Corp.                  6/17/99              $3.51                        $29.00


                     LifeSpan Diversified Income Portfolio               21

LifeSpan Diversified Income Portfolio
A Series of Panorama Series Portfolio, Inc.

====================================================================================================================================
Officers and Directors                     James C. Swain, Director and Chairman of the Board
                                           Bridget A. Macaskill, President
                                           William L. Armstrong, Director
                                           Robert G. Avis, Director
                                           William A. Baker, Director
                                           Jon S. Fossel, Director
                                           Sam Freedman, Director
                                           Raymond J. Kalinowski, Director
                                           C. Howard Kast, Director
                                           Robert M. Kirchner, Director
                                           Ned M. Steel, Director
                                           Peter M. Antos, Vice President
                                           George Evans, Vice President
                                           Alan Gilston, Vice President
                                           John S. Kowalik, Vice President
                                           Stephen F. Libera, Vice President
                                           David P. Negri, Vice President
                                           Thomas P. Reedy, Vice President
                                           Michael C. Strathearn, Vice President
                                           Kenneth B. White, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the
                                           Portfolio without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of LifeSpan Diversified Income Portfolio. For other material information concerning the Portfolio, see its prospectus. This report must be preceded or accompanied by the Portfolio's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


         (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

22                   LifeSpan Diversified Income Portfolio